CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
CONDENSED BALANCE SHEETS
Common stock, par value	$ 0.01	$ 0.01
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	4,878,417	4,878,417
Common stock shares outstanding	4,878,417	4,878,417